7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Investment in associate (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Investment in associate

Investment in AFOy as at January 1, 2021		$-
Non-refundable deposit		14,155
Investment in AFOy as at December 31, 2021		14,155
Payment – initial 49% interest		211,800
Issued shares – initial 49% interest	Note 8(b)(iii)	95,550
Loss on investment in AFOy		(62,973)
Investment in AFOy as at December 31, 2022		$258,532